Related Parties - Schedule of Balances with Related Parties (Details) - Related Parties [Member] - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Schedule of Balances with Related Parties [Line Items]
Amount due from related parties	R 542
Amount due to related parties	(3,686)	(12,230)
Loan due from related parties	28,700	28,200
Loan due to related parties	R (138)	R (924)